Equity, Share-Based Payment Reserve (Details)		12 Months Ended			28 Months Ended
	Dec. 21, 2017 R$ / shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2014 BRL (R$)
Share-based payment reserve [Abstract]
Percentage of options available and exercisable on first anniversary		34.00%
Percentage of options available and exercisable on second anniversary		33.00%
Percentage of options available and exercisable on third anniversary		33.00%
Stock options exercise term period		11 years
Options and significant assumptions [Abstract]
Number of options - TBO (in shares) | shares		0	0
Impact on equity [Abstract]
Liabilities			R$ 3,085,072,000	R$ 2,669,386,000		R$ 2,490,872,000
Options exercised settle in cash		R$ 14,033,000	R$ 24,055,000
Changes in stock option plan [Roll Forward]
Beginning balance (in shares) | shares		571,000	3,567,000
Granted (in shares) | shares		0	0
Expired (in shares) | shares		70,000	0
Exercised (in shares) | shares		(357,000)	(2,996,000)
Ending balance (in shares) | shares		144,000	571,000	3,567,000	144,000
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		R$ 53,305,000			R$ 53,305,000
2018 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		26,461,000			26,461,000
2019 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		15,221,000			15,221,000
2020 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		8,175,000			8,175,000
2021 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		R$ 3,448,000			3,448,000
Ambiental Employee SPV, Inc [Member]
Options and significant assumptions [Abstract]
Number of options - TBO (in shares) | shares		1,983,000
Impact on equity [Abstract]
Compensation expense		R$ 3,578,000
Percentage of diluted share capital	3.87%
Exercise price of options (in dollars per share) | R$ / shares	R$ 0.0001
Percentage of shares vested and exchanged on first anniversary of the effective date	5.00%
Percentage of shares vested on first anniversary of the effective date	20.00%
Percentage of shares vested on second anniversary of the effective date	25.00%
Percentage of shares vested on third anniversary of the effective date	25.00%
Percentage of shares vested on fourth anniversary of the effective date	25.00%
Changes in stock option plan [Roll Forward]
Granted (in shares) | shares		1,983,000
Share-based Payment Reserve [Member]
Impact on equity [Abstract]
Compensation expense		R$ 2,945,000	R$ 28,937,000	R$ 9,151,000
Liabilities		1,620,000			1,620,000
Options exercised settle in cash		14,033,000	R$ 24,055,000		R$ 26,836,000
Changes in stock option plan [Roll Forward]
Exercised (in shares) | shares					3,353,000
Share-based Payment Reserve [Member] | 2018 [Member]
Compensation expense be recognized in future service period [Abstract]
Compensation expense be recognized in future service period		R$ 187,000			R$ 187,000
Plan 1 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)				October 28, 2015
Number of options - TBO (in shares) | shares				2,486,000
Exercise value (in reais per share)				R$ 0.9250
Expected volatility				24.03%
Future risk-free rate - p.a.				14.48%
Estimated maturity term (weighted average in years)				P0Y8M4D
Fair value of option (in reais per share)				R$ 11.58
Changes in stock option plan [Roll Forward]
Granted (in shares) | shares				2,486,000
Plan 2 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)				October 28, 2015
Number of options - TBO (in shares) | shares				432,000
Exercise value (in reais per share)				R$ 0.9250
Expected volatility				24.03%
Future risk-free rate - p.a.				14.48%
Estimated maturity term (weighted average in years)				P1Y1M16D
Fair value of option (in reais per share)				R$ 11.63
Changes in stock option plan [Roll Forward]
Granted (in shares) | shares				432,000
Plan 3 [Member]
Options and significant assumptions [Abstract]
Start date (first grant)				October 28, 2015
Number of options - TBO (in shares) | shares				649,000
Exercise value (in reais per share)				R$ 0.9250
Expected volatility				24.03%
Future risk-free rate - p.a.				14.48%
Estimated maturity term (weighted average in years)				P1Y11M
Fair value of option (in reais per share)				R$ 11.72
Changes in stock option plan [Roll Forward]
Granted (in shares) | shares				649,000